CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Sep. 30, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 CNY (¥)
Current Assets
Cash and cash equivalents	¥ 54,509	$ 8,163	¥ 66,025
Restricted cash (note 13)	21,181	3,172	0
Accounts receivable, less allowance for doubtful amounts of RMB4,845 and RMB5,087 as of September 30, 2015 and 2016, respectively (note 4)	491	74	2,051
Advances to suppliers (note 5)	7,363	1,103	10,484
Advances to growers	21,672	3,245	20,796
Inventories (note 6)	368,086	55,121	439,562
Income tax recoverable	48	7	48
Other current assets (note 7)	4,753	711	4,793
Total current assets	478,103	71,596	543,759
Restricted cash (note 13)	0	0	20,280
Land use rights, net (note 8)	30,740	4,603	31,722
Plant and equipment, net (note 9)	313,749	46,984	324,905
Long-term investments (note 10)	18,721	2,803	18,721
Goodwill (note 2)	11,973	1,793	11,973
Acquired intangible assets, net (note 11)	24,930	3,733	31,390
Other assets (note 12)	2,410	362	3,079
Total assets(including amounts of the consolidated VIEs without recourse to the Company of RMB975,507 and RMB871,397 as of September 30, 2015 and 2016, respectively)	880,626	131,874	985,829
LIABILITIES AND EQUITY
Short-term borrowings (note 13)	190,000	28,453	220,000
Current portion of long-term borrowings (note 13)	27,057	4,052	24,000
Accounts payable	4,374	655	4,389
Due to growers	19,926	2,984	17,337
Due to related parties (note 3)	103,905	15,560	42,284
Advances from customers	208,844	31,274	264,547
Deferred revenues	7,008	1,049	11,248
Income tax payable (note 18)	0	0	37
Other payables and accrued expenses (note 14)	53,388	7,995	50,298
Total current liabilities	614,502	92,022	634,140
Long-term borrowings (note 13)	20,000	2,995	40,972
Other long-term liability (note 15)	27,507	4,119	19,939
Total liabilities(including amounts of the consolidated VIEs without recourse to the Company of RMB678,740 and RMB641,420 as of September 30, 2015 and 2016, respectively)	662,009	99,136	695,051
Commitments and contingencies (note 21)
Shareholders’ equity:
Preferred stock (no par value; 1,000,000 shares authorized, none issued)	0	0	0
Common stock (no par value; 60,000,000 shares authorized, 24,091,163 and 24,151,163 shares issued as of September 30, 2015 and 2016; 22,813,541 and 22,873,541 shares outstanding as of September 30, 2015 and 2016, respectively)	0	0	0
Additional paid-in capital	411,296	61,591	402,500
Accumulated deficit	(182,386)	(27,312)	(116,808)
Treasury stock at cost (1,277,622 and 1,277,622 shares as of September 30, 2015 and 2016, respectively) (note 17)	(37,445)	(5,607)	(37,445)
Accumulated other comprehensive loss	(11,177)	(1,674)	(7,053)
Total Origin Agritech Limited shareholders’ equity	180,288	26,998	241,194
Non-controlling interests	38,329	5,740	49,584
Total equity	218,617	32,738	290,778
Total liabilities and equity	¥ 880,626	$ 131,874	¥ 985,829